Foreign Currency Amounts - Schedule of Foreign Currency Amount (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
ASSETS
Cash and deposits in banks	$ 74,766,039	$ 52,505,097	$ 66,306,368
Debt Securities at fair value through profit or loss	2,635,247	1,603,472	612,613
Derivative instruments	17,293	12,149	17,911
Other financial assets	2,999,584	3,355,507	2,036,966
Other financial institutions	5,625,848	4,782,999	3,156,606
Financial assets delivered as guarantee	6,756,220	11,277,691	6,800,296
Equity Instruments at fair value through profit or loss	51,518	417,334	749,675
Investments in associates and joint ventures	108,823	323,265	228,970
Assets	351,232,991	338,069,866	295,027,566
LIABILITIES
Deposits	148,275	120,123	102,938
Non financial government sector	19,354,087	19,032,549	17,445,381
Financial sector	294,087,218	266,318,272	247,738,555
Other financial liabilities	15,318,513	15,593,151	11,684,864
Issued corporate bonds	6,377,311	6,957,379	3,104,030
Subordinated Corporate Bonds	15,288,390	11,170,509	11,749,101
Other non financial liabilities	5,875,117	5,279,810	5,830,128
Total liabilities	290,322,157	266,318,272	247,738,555
Equity attributable to owners of parent [member]
ASSETS
Cash and deposits in banks	42,745,328	31,078,498	39,421,169
Debt Securities at fair value through profit or loss	388,276	75,093	23,562
Derivative instruments		833
Other financial assets	1,545,982	1,292,521	692,814
Loans and other financing	45,904,276	27,714,600	18,678,612
To the non financial government sector	80
Other financial institutions	480,324	258,550	174,737
From the non financial private sector and foreign residents	45,423,872	27,456,050	18,503,875
Other debt securities	1,217,229	1,613,657	3,530,927
Financial assets delivered as guarantee	929,442	364,623	182,371
Equity Instruments at fair value through profit or loss	5,746	5,910	276,016
Investments in associates and joint ventures		1	144
Assets	92,736,279	62,145,736	62,805,615
LIABILITIES
Deposits	71,357,886	45,992,520	42,930,419
Non financial government sector	2,295,035	5,798,026	1,570,179
Financial sector	100,200	67,762	51,540
Non financial private sector and foreign residents	68,962,651	40,126,732	41,308,700
Other financial liabilities	2,618,946	2,041,478	1,778,632
Financing from the Central Bank and other financial institutions	2,598,810	1,310,090	242,039
Issued corporate bonds			3,104,030
Subordinated Corporate Bonds	15,288,390	11,170,509	11,749,101
Other non financial liabilities	34,948	72,446	4,124
Total liabilities	91,898,980	$ 60,587,043	$ 59,808,345
Equity attributable to owners of parent [member] | UNITED STATES
ASSETS
Cash and deposits in banks	42,491,761
Debt Securities at fair value through profit or loss	388,276
Other financial assets	1,545,982
Loans and other financing	45,904,275
To the non financial government sector	80
Other financial institutions	480,324
From the non financial private sector and foreign residents	45,423,871
Other debt securities	1,217,229
Financial assets delivered as guarantee	926,839
Equity Instruments at fair value through profit or loss	5,746
Assets	92,480,108
LIABILITIES
Deposits	71,357,861
Non financial government sector	2,295,035
Financial sector	100,200
Non financial private sector and foreign residents	68,962,626
Other financial liabilities	2,575,391
Financing from the Central Bank and other financial institutions	2,598,810
Subordinated Corporate Bonds	15,288,390
Other non financial liabilities	34,948
Total liabilities	91,855,400
Equity attributable to owners of parent [member] | Euro Member Countries, Euro
ASSETS
Cash and deposits in banks	175,662
Financial assets delivered as guarantee	2,603
Assets	178,265
LIABILITIES
Deposits	25
Non financial private sector and foreign residents	25
Other financial liabilities	42,962
Total liabilities	42,987
Equity attributable to owners of parent [member] | Brazil, Brazil Real
ASSETS
Cash and deposits in banks	18,635
Assets	18,635
Equity attributable to owners of parent [member] | Other Currency [member]
ASSETS
Cash and deposits in banks	59,270
Assets	59,270
LIABILITIES
Other financial liabilities	593
Total liabilities	$ 593